UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2021 to September 30, 2021
Commission File Number of issuing entity: 333-229302-01
Central Index Key Number of issuing entity: 0001780984

USAA Auto Owner Trust 2019-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-229302
Central Index Key Number of depositor: 0001178049

USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor: 0000908392

USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)

Brett Seybold (210) 456-2220
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	84-6494206
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the issuing entity)	Identification No.)

919 North Market Street, Suite 1600
Wilmington, Delaware	19801

(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 575-2016
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[ X ]
A-2	[____]	[____]	[ X ]
A-3	[____]	[____]	[ X ]
A-4	[____]	[____]	[ X ]
B	[____]	[____]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes:     X        No:

Part I – Distribution Information
Item 1. Distribution and Pool Performance Information.
The description of the distribution and pool performance for the distribution period from September 1, 2021 to September 30, 2021 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.
Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of July 31, 2019, between USAA Auto Owner Trust 2019-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of July 31, 2019, among the Trust, USAA Acceptance, LLC, as depositor, and USAA Federal Savings Bank, as seller and servicer. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed as exhibits to the registrant’s current Report on Form 8-K with the Securities and Exchange Commission (the “Commission”) on August 1, 2019.
See the Indenture, the Sale and Servicing Agreement and the Prospectus dated July 23, 2019 filed with the Commission on July 25, 2019 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information included in Exhibit 99.1.
No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2021 to September 30, 2021. The Securitizer filed its most recent Form ABS-15G on February 9, 2021. The CIK number of the Securitizer is 0000908392.
Item 1A. Asset Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on October 19, 2021 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.
The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.
Item 1B. Asset Representations Reviewer and Investor Communication.
None
Part II – Other Information
Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.
None
Item 4. Defaults Upon Senior Securities.

None
Item 5. [Reserved.]
N/A
Item 6. Significant Obligors of Pool Assets.
None
Item 7. Change in Sponsor Interest in the Securities.
None
Item 8. Significant Enhancement Provider Information.
None
Item 9. Other Information.
None
Item 10. Exhibits.
(a)The following is a list of documents filed as part of this Report on Form 10-D

Exhibit No.	Description

99.1	Monthly Statement to Noteholders
102	Asset Data File
103	Asset Related Document (Additional Explanatory Narrative)

(b)The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USAA Auto Owner Trust 2019-1 By: USAA FEDERAL SAVINGS BANK

By:	/s/ Brett Seybold
Name: Brett Seybold
Title: Senior Vice President - Treasurer

Dated: October 19, 2021